Loan and Lease Segment and Class Balances Segregated by Borrower Ratings into "One to Three", "Four to Five" and "Six to Nine" (Watch List) Categories (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	$ 10,400.0	$ 10,700.0
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Total loans and leases	29,504.5	29,063.9
1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	13,332.0	12,567.0
4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	15,240.4	15,556.0
6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Total loans and leases	932.1	940.9
Commercial
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	7,468.5	6,918.7
Commercial Real Estate	2,859.8	2,981.7
Lease Financing, net	1,035.0	978.8
Non-U.S.	1,192.3	1,057.5
Other	341.6	417.6
Total loans and leases	12,897.2	12,354.3
Commercial | 1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	4,291.8	3,681.8
Commercial Real Estate	888.6	1,247.1
Lease Financing, net	647.1	547.7
Non-U.S.	542.7	519.0
Other	167.2	241.4
Total loans and leases	6,537.4	6,237.0
Commercial | 4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	3,040.6	3,029.1
Commercial Real Estate	1,710.9	1,467.2
Lease Financing, net	382.3	422.3
Non-U.S.	646.6	527.3
Other	174.4	176.2
Total loans and leases	5,954.8	5,622.1
Commercial | 6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Commercial and Institutional	136.1	207.8
Commercial Real Estate	260.3	267.4
Lease Financing, net	5.6	8.8
Non-U.S.	3.0	11.2
Total loans and leases	405.0	495.2
Personal
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	10,375.2	10,708.9
Private Client	6,130.1	5,651.4
Other	102.0	349.3
Total loans and leases	16,607.3	16,709.6
Personal | 1 to 3 Category
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	3,003.3	2,777.1
Private Client	3,741.3	3,390.6
Other	50.0	162.3
Total loans and leases	6,794.6	6,330.0
Personal | 4 to 5 Category
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	6,868.2	7,501.0
Private Client	2,365.4	2,245.9
Other	52.0	187.0
Total loans and leases	9,285.6	9,933.9
Personal | 6 to 9 Category (Watch List)
Financing Receivable, Recorded Investment [Line Items]
Residential real estate	503.7	430.8
Private Client	23.4	14.9
Total loans and leases	$ 527.1	$ 445.7